CORPORATE INCOME TAX - Tax loss carried forward (Details) - 12 months ended Dec. 31, 2023 ₫ in Millions	USD ($)	VND (₫)	USD ($)
Tax loss carried forward
Expiration period of operating loss carryforwards	5 years
Tax loss amount		₫ 71,007,600	$ 2,975,300,000
Deferred tax assets recognized | $	$ 0
VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		61,858,418
Operating Loss Carryforwards, Forfeited Amount		(38,141)
Operating Loss Carryforwards, Net of Forfeiture		61,820,277
Subsidiaries other than Vietnam
Tax loss carried forward
Tax loss amount		9,187,300	$ 385,000,000
2018 | VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		38,141
Operating Loss Carryforwards, Forfeited Amount		(38,141)
2019 | VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		3,159,750
Operating Loss Carryforwards, Net of Forfeiture		3,159,750
2020 | VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		10,146,449
Operating Loss Carryforwards, Net of Forfeiture		10,146,449
2021 | VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		16,833,932
Operating Loss Carryforwards, Net of Forfeiture		16,833,932
2022 | VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		26,647,819
Operating Loss Carryforwards, Net of Forfeiture		26,647,819
2023 | VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		5,032,327
Operating Loss Carryforwards, Net of Forfeiture		₫ 5,032,327